Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2022	2021

Common shares	253	253

Common shares B	66	68

Total share capital	319	321

Common shares	2022	2021

Authorized share capital	720	720

Number of authorized shares (in million)	6,000	6,000

Par value in cents per share	12	12

Common shares B	2022	2021

Authorized share capital	360	360

Number of authorized shares (in million)	3,000	3,000

Par value in cents per share	12	12

Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

At January 1, 2021	2,098,114	252	571,795	69

Shares withdrawn	(2,466)	-	(2,956)	-

Dividend	10,665	1	-	-

At December 31, 2021	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

At December 31, 2022	2,109,430	253	546,196	66
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2021	2,101,231	570,629

2022	2,107,315	559,906